July 31, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

ATTN:   Office of Filings, Information and Consumer Services

RE:  	Smith Barney Muni Funds (the "Fund")
	File Nos. 2-99861

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statement of additional information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A, which was filed electronically on July 28, 1997 and went effective July 29, 1997.

Any comments on this filing should be directed to the undersigned at (212) 816-6396.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/Robert M. Nelson
Robert M. Nelson
Assistant General Counsel